August [   ], 2010

By EDGAR FILING
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Attn: H. Roger Schwall, Assistant Director

Re:	ERHC Energy Inc.
Registration Statement on Form S-3
Filed July 7, 2010
File No. 333-168012

Dear Mr. Schwall:

ERHC Energy Inc. (the “Registrant”) herewith files with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 to Form S-3 (the “Amendment”), revising the Registrant’s Registration Statement on Form S-3 (the “Registration Statement”), in reply to the Commission staff’s comments contained in its letter of August 3, 2010.   The Amendment has been “R” tagged in the EDGAR submission to show the Registrant’s changes to the Registration Statement initially filed with the Commission on July 7, 2010.

For the Commission staff’s benefit, the Registrant provide the following replies:

Registration Statement on Form S-3

Calculation of Registration Fee Table

1.
We note that you are registering units that may be comprised of one or more shares of common stock, shares of preferred stock, and warrants, in any combination.  Please revise the fee table to include a separate line item entry for the units to be offered.  Refer generally to General Instruction II.D. of Form S-3.

The Registrant has have revised the Registration Fee Table accordingly.  This revision results in no change to the maximum offering amount or the resultant registration fee, which is based upon such maximum offering amount under Rule 457(o).

Securities and Exchange Commission
August 9, 2010

2.
We note the disclosure in footnote 3 that the “registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder.”  This appears to exceed the scope of what Securities Act Rule 416 provides or allows.  The offer and sale of all securities underlying any convertible or exchangeable securities included in the registration statement also must be registered and included in the fee table.  See Securities Act Rule 416(a).  See also the second paragraph of Adoption of Amendments to Rule 416 under the Securities Act of 1933, Sec Release 33-4806.

The Registrant has revised footnotes 2 and 3 to the Registration Fee Table to limit the scope of the indeterminate amount of additional securities that may be registered under the Registration Statement to: (i) common shares as may be issued or issuable by reason of stock splits, dividends or otherwise pursuant to Rule 416 and (ii) common or preferred shared to be issued or issuable by reason of the exercise of warrants issued under the Registration Statement or the conversion of preferred shares issued under the Registration Statement, as applicable.  In reliance of Rule 457(i), the Registrant has also qualified footnote 2 to provide for the aggregate offering price to be inclusive of any exercise or conversion price.

Exhibit 5.1

3.
We refer you to comment 2 of this letter.  Please also obtain and file a new legality opinion that does not refer to such indeterminate amount of securities, or further explain to us why you believe that that reference, including the citation of Rule 462(b), is appropriate.

The legal opinion contained in Exhibit 5.1 to the Registration Statement has been revised accordingly and the law firm confirms that, at the time of any subsequent “take down” of securities registered under the Registration Statement, a new clean and unqualified legal opinion will be issued with respect to the registered securities to be issued under the supplemental prospectus deliverable at such time.

4.
Counsel states in the antepenultimate paragraph that its “opinion letter may not be relied upon by any person other than you…”  Disclaimers of responsibility that in any way state or imply that investors are not entitled to rely on the opinion, and other limitations purporting to limit those who may rely on the opinion, are not appropriate.  Please obtain and file a new or revised legality opinion which does not contain any such limitations.

Securities and Exchange Commission
August 9, 2010

The legal opinion contained in Exhibit 5.1 to the Registration Statement has been revised to remove such antepenultimate paragraph as requested.

*  *  *

The Registrant hereby acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•
the Registrant may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the staff have any further questions with respect to the Registration Statement and the securities to be registered thereunder, please do not hesitate to contact undersigned at (212) 751-3794 or legal counsel, Matthew S. Cohen, Esq. at (212) 751-3794.

Sincerely,

Sylvan Odobulu,
Principal Financial Officer